Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Equity Defined Protection ETF® - 1 Yr November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator Equity Defined Protection ETF® - 1 Yr November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)